Consolidated Statements of Comprehensive Income (Loss) - ILS (₪)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues		₪ 55,845
Cost of revenues
Gross profit		55,845
Management fees credited to related party	(420,000)	(420,000)
Selling, administrative and general expenses	(269,024)	(319,681)
Operating Loss	(689,024)	(683,836)
Financial expenses, net	(162,864)	(94,380)
Loss for the year after financing	(851,888)	(778,216)
Other income (expenses)	(80,000)	20,000
Net Loss	₪ (931,888)	₪ (758,216)
Basic loss per ordinary share (in New Shekels per share)	₪ (0.41)	₪ (0.33)
Diluted loss per ordinary share (in New Shekels per share)	₪ (0.41)	₪ (0.33)
Weighted-average number of ordinary shares outstanding:
Basic (in Shares)	2,282,124	2,282,124
Diluted (in Shares)	2,282,124	2,282,124